Net interest income (Tables)	12 Months Ended
Dec. 31, 2024
Interest income [Abstract]
Interest Income
24.1. Interest income

	2024	2023	2022
CER clause adjustment (1)	989,710,613	825,141,529	556,628,928
Premium for reverse repurchase agreements	845,845,984	845,394,681	216,040,876
Interest from government securities	635,080,487	2,501,144,005	1,739,404,272
Interest from commercial papers	579,932,926	724,217,420	268,514,987
Interest from credit card loans	431,887,103	610,925,948	424,637,152
Interest from consumer loans	305,531,003	283,675,392	217,515,536
Interest from overdrafts	303,017,240	383,223,388	195,080,888
Interest from other loans	247,810,876	369,902,975	301,123,772
UVA clause adjustment (2)	221,036,327	243,189,388	212,813,364
Interest from pledge loans	62,331,652	80,126,752	71,956,088
Interest on loans to the financial institutions	16,796,646	13,948,303	16,922,306
Interest from loans for the prefinancing and financing of exports	16,660,568	5,236,271	4,922,014
Interest from mortgage loans	15,336,145	14,071,117	20,631,721
Interest from financial leases	12,955,249	20,591,504	13,370,945
Interest from private securities	4,358,370	7,541,862	4,494,699
Other financial interest income	7,950,385	5,119,240	3,724,810
TOTAL	4,696,241,574	6,933,449,775	4,267,782,358
(1)CER (Reference stabilitation coefficient) adjustment clause based on the variation of the consumer price index.
(2)UVA (Purchasing Value Unit): It is a unit of measure that is updated daily according to the CER.

Interest Expenses
24.2. Interest expenses

	2024	2023	2022
Interest from time deposits	1,059,322,758	2,533,937,410	1,452,034,912
Interest from current accounts deposits	475,683,772	678,423,669	268,972,606
UVA clause adjustment (1)	133,384,580	93,059,557	170,287,834
Interest from bank loans	41,980,571	55,106,427	58,987,104
Interest from other financial liabilities	21,750,500	10,049,379	4,566,601
Interest from savings accounts deposits	18,335,036	15,584,182	10,878,827
Borrowing surety bond transactions	11,900,120	—	—
Interest on the lease liability	4,100,609	3,700,118	4,215,434
Premium for reverse repurchase agreements	810,774	54,412	182,219
Other financial interest expense	6,620	28,662	42,200
TOTAL	1,767,275,340	3,389,943,816	1,970,167,737
(1)UVA (Purchasing Value Unit): It is a unit of measure that is updated daily according to the CER.